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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                Investment Company Act file number 811-21190

               SkyBridge Multi-Adviser Hedge Fund Portfolios LLC
               -------------------------------------------------
               (Exact name of registrant as specified in charter)

                         527 Madison Avenue-16th Floor
                               New York, NY 10022
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                  Marie Noble
                           SkyBridge Capital II, LLC
                         527 Madison Avenue-16th Floor
                               New York, NY 10022
                     --------------------------------------
                    (Name and address of agent for service)

     Registrant's telephone number, including area code: (212) 485-3100

                       Date of fiscal year end: March 31

                    Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.Section 3507.

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

               SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 2011

                                                                                                             % OF
                                                                                                        SHAREHOLDERS'
                                                                               COST       FAIR VALUE       CAPITAL
INVESTMENTS IN INVESTMENT FUNDS
  DIRECTIONAL EQUITY
    Artis Partners 2X Ltd. - a                                             $ 16,000,000   $16,846,871            1.05%
    East Side Capital Offshore, Ltd. - b                                     28,700,000    30,569,711            1.91
    Frontpoint Onshore Healthcare Fund 2X LP - e                                  8,574        10,343            0.00*
    Horseman European Select Fund - a                                        27,220,923    31,078,705            1.94
    JAT Capital Domestic Fund L.P. - Series A - b                            26,000,000    30,410,931            1.90
    Keywise Greater China Onshore Fund - b                                    9,400,000     8,810,930            0.55
    Passport Global Strategies III LTD - e                                    1,424,877     1,205,604            0.08
    Passport Special Opp Fund, L.P. - Class E - d                            36,498,223    36,743,057            2.29
    Prism Partners III Leveraged L.P. - b                                     8,000,000     8,563,014            0.53
    Redmile Capital Fund LP, Tranche A - b                                    5,500,000     5,948,413            0.37
    Sprott Offshore Fund II LTD Class B - a                                  21,736,890    21,182,353            1.32
    Tao Holdings - e                                                            256,124       374,319            0.02
    Zaxis Equity Neutral, L.P. - a                                            9,000,000     9,529,688            0.60
                                                                           ------------   -----------   -------------
      Total Directional Equity                                              189,745,611   201,273,939           12.56
                                                                           ------------   -----------   -------------
  DIRECTIONAL MACRO
    Astenbeck Offshore Commodities Fund II Ltd. - a                          18,000,000    16,097,172            1.01
    Brevan Howard Fund Limited - a                                            5,466,739     6,069,298            0.38
    Drawbridge Global Macro Fund Ltd - SP Reserve - e                            45,301        45,512            0.00*
    Drawbridge Global Macro Fund Ltd Side Pocket 10 - e                           6,510         2,616            0.00*
    Drawbridge Global Macro Fund Ltd Side Pocket 11 - e                           6,437        12,134            0.00*
    Drawbridge Global Macro Fund Ltd Side Pocket 12 - e                         379,456       226,422            0.01
    Drawbridge Global Macro Fund Ltd Side Pocket 4 - e                           91,011        70,366            0.01
    Drawbridge Global Macro Fund Ltd Side Pocket 5 - e                           17,217        44,190            0.00*
    Drawbridge Global Macro Fund Ltd Side Pocket 6 - e                           28,069            --            0.00*
    Drawbridge Global Macro Fund Ltd Side Pocket 7 - e                            6,116        39,174            0.00*
    Drawbridge Global Macro Ltd C1 H10D SP May 9 2008 - e                        36,424        16,915            0.00*
    Graham Global Investment Fund Ltd. II - a                                 6,500,000     5,714,653            0.36
                                                                           ------------   -----------   -------------
      Total Directional Macro                                                30,583,280    28,338,452            1.77
                                                                           ------------   -----------   -------------
  EVENT DRIVEN
    Alden Global Distressed Opp Fund, LP - a                                 28,414,792    28,670,107            1.79
    Alden Global Value Recovery, L.P. - a                                     8,000,000     9,263,233            0.58
    Amber Global Opportunities Fund L.P. - Class B(R) - a                    28,500,000    31,101,849            1.94
    Ashmore Asian Recovery Fund Limited - b                                   4,087,779     3,927,138            0.24
    BHR Master Fund, Ltd. - b                                                46,000,000    46,814,802            2.92
    Carrington Investment Partners ( US ) LP - b                             10,946,814     2,131,975            0.13
    Cheyne European Event Driven Fund L.P. - a                               17,000,000    16,834,760            1.05
    CPIM Structured Credit Fund 1000 INC - b                                  2,045,675       268,093            0.02
    CPIM Structured Credit Fund 1500 INC - c                                  1,472,128       138,094            0.01
    Harbinger Capital Partners Class L Holdings Series 2 - e                    122,288       355,915            0.02
    Harbinger Capital Partners Class PE Holdings Series 1 - e                 5,951,207     4,196,777            0.26
    Harbinger Capital Partners Offshore Fund I, Cl LS - e                       898,161       895,166            0.06
    Harbinger Capital Partners Offshore Fund I, LTD - b                       1,576,790     1,315,966            0.08
    JLP Credit Opportunity Fund L.P. - b                                     15,000,000    14,637,635            0.91
    Marathon Distressed Subprime Fund (Cayman) LTD Class B - e                  697,791       984,461            0.06
    Marathon Securitized Credit Fund, Ltd. - b                               22,503,445    22,141,060            1.38
    Marathon Special Opp Fund LTD SP 2 - e                                      408,538       480,322            0.03
    Marathon Special Opp LTD SP 4 - e                                           588,093       269,928            0.02
    Marathon Special Opportunity Fund LTD Ser. 31 Dec 2008 - e                   83,362       141,559            0.01
    Marathon Special Opportunity Fund LTD SP 6 - e                              276,235       341,380            0.02
    Marathon Structured Finance Ltd. Class D Ser 1 - e                        3,962,887     4,124,053            0.26

               SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 JUNE 30, 2011

                                                                                                                   % OF
                                                                                                              SHAREHOLDERS'
                                                                                 COST          FAIR VALUE        CAPITAL
INVESTMENTS IN INVESTMENT FUNDS (CONTINUED)
  EVENT DRIVEN (CONTINUED)
    Pardus Special Opportunities Fund I LTD - b                             $   15,000,000   $    8,460,267            0.53%
    Paulson Partners Enhanced L.P. Class A (Gold Exposure) - a                  10,000,000        9,147,566            0.57
    Paulson Recovery Fund, LP, Class A (Gold Exposure) - b                      91,230,129       95,006,402            5.93
    Polygon European Equity Opportunity Fund Ltd. - b                           17,000,000       16,562,884            1.03
    Stark Investments Structured Finance Onshore Fund - d                        6,519,237        6,823,210            0.43
    Taconic Offshore Fund 1.5 LTD - b                                            2,373,790        2,625,642            0.16
    Third Point Ultra, Ltd. - b                                                113,711,018      131,340,566            8.20
    York Credit Opportunities Fund, LP - b                                      16,500,000       20,840,328            1.30
    York Credit Opportunities Unit Trust - b                                     5,000,000        7,046,460            0.44
    York European Focus Fund L.P. - b                                           15,651,313       14,941,261            0.93
                                                                            --------------   --------------    ------------
      Total Event Driven                                                       491,521,472      501,828,859           31.31
                                                                            --------------   --------------    ------------
  RELATIVE VALUE
    Brigade Leveraged Capital Structures LP - b                                  6,005,952        7,712,126            0.48
    EJF Debt Opportunities Fund L.P. - b                                        64,000,000       64,076,096            4.00
    Lazard Rathmore Fund, L.P. - b                                              16,200,000       17,074,100            1.07
    Metacapital Mortgage Opp Fund Ltd. Class B - b                             119,500,000      136,932,725            8.54
    Metacapital Mortgage Opportunities Fund, L.P. - b                           20,790,227       27,778,639            1.73
    Midway Market Neutral Fund, LLC - a                                         45,475,000       51,214,773            3.20
    Midway Market Neutral International Fund Ltd. - a                           32,025,000       35,189,616            2.20
    Pine River Fixed Income Fund LP - b                                         80,872,139      117,250,018            7.32
    Providence MBS Fund, LP - b                                                 30,000,000       73,110,339            4.56
    Providence MBS Offshore Fund, LTD - b                                       55,801,594       81,510,726            5.09
    SOLA 1 - a                                                                  27,113,212       30,688,659            1.91
    Sola 1 Class SP - e                                                          2,712,873        2,751,036            0.17
    Sola 1 Class T2 - e                                                          4,296,842        4,264,881            0.27
    Stratus Fund LTD Double Lev Class C Side Pocket - e                            327,477          325,852            0.02
    Structured Service Holdings LP - a                                          23,440,770       86,097,123            5.37
    Structured Service Holdings LTD - a                                         16,563,262       51,658,912            3.22
                                                                            --------------   --------------    ------------
      Total Relative Value                                                     545,124,348      787,635,621           49.15
                                                                            --------------   --------------    ------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS                                       $1,256,974,711   $1,519,076,871           94.79
                                                                            ==============
OTHER ASSETS, LESS LIABILITIES                                                                   83,521,746            5.21
                                                                                             --------------    ------------
SHAREHOLDERS' CAPITAL                                                                        $1,602,598,617          100.00%
                                                                                             ==============    ============

----------
Note: Investments in underlying Investment Funds are categorized by investment strategy.

*    Amounts are less than 0.005%.
a    Redemptions permitted monthly.
b    Redemptions permitted quarterly.
c    Redemptions permitted semi annually.
d    Redemptions permitted annually.
e Illiquid, redeemable only when underlying investment is realized or converted to regular interest in Investment Fund. The Company held $21,178,925 (1.39% of total Investments in Investment Funds) of illiquid investments at June 30, 2011.

               SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 JUNE 30, 2011

1. FAIR VALUE DISCLOSURES

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (the "Company") discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

Level 1- Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;

Level 2- Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3- Inputs that are unobservable.

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine valuation based on their own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the investment strategies, their liquidity and redemption notice periods and any restrictions on the liquidity provisions of the investments in Investment Funds held by the Company as of June 30, 2011. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents which would affect its disclosure. The Company had no unfunded capital commitments as of June 30, 2011.

Directional equity funds take long and short stock positions. The manager may attempt to profit from both long and short stock positions independently, or profit from the relative outperformance of long positions against short positions. The stock picking and portfolio construction process is usually based on bottom-up fundamental stock analysis, but may also include top-down macro-based views, market trends and sentiment factors. Directional equity managers may specialize by region (e.g., global, U.S., Europe or Japan) or by sector. No assurance can be given that the managers will be able to correctly locate profitable trading opportunities, and such opportunities may be adversely affected by unforeseen events. In addition, short selling creates the risk of loss if

               SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 JUNE 30, 2011

the security that has been sold short appreciates in value. The Investment Funds within this strategy have monthly to annual liquidity, and are generally subject to a 30 to 90 day notice period. Three Investment Funds in this strategy, representing approximately 1 percent in this strategy, are illiquid side pocket investments, and have suspended redemptions. In addition, another approximately 18 percent of the Investment Funds in this strategy are classified as Level 3 investments due to liquidity provisions on a greater than quarterly basis. The remaining approximately 81 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

Directional macro strategies require well developed risk management procedures due to the frequent employment of leverage. Investment managers may trade futures, options on future contracts and foreign exchange contracts and may trade in diversified markets or focus on one market sector. Two types of strategies employed by directional macro managers are discretionary and systematic trading. Discretionary trading strategies seek to dynamically allocate capital to relatively short-term trading opportunities around the world. Directional strategies (seeking to participate in rising and declining markets when the trend appears strong and justified by fundamentals) and relative value approaches (establishing long positions in undervalued instruments and short positions in related instruments believed to be over valued) or in "spread" positions in an attempt to capture changes in the relationships between instruments. Systematic trading strategies generally rely on computerized trading systems or models to identify and capitalize on trends in financial and commodity markets. This systematic approach allows investment managers to seek to take advantage of price patterns in very large number of markets. The trading models may be focused on technical or fundamental factors or combination of factors. Generally, the Investment Funds within this strategy have monthly liquidity, subject to a 5 to 90 day notice period. Investment Funds in this strategy, representing approximately 2 percent in this strategy, are illiquid side pocket investments with suspended redemptions and are classified as Level 3 investments. The remaining approximately 98 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

Event driven strategies involve investing in opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcies, recapitalizations and share buybacks. Event driven strategies include "merger arbitrage" and "distressed securities". Generally, the Investment Funds within this strategy have monthly to annual liquidity, subject to a 30 to 180 day notice period. Investment Funds in this strategy, representing approximately 2 percent in this strategy, are illiquid side pocket investments with suspended redemptions. Approximately 2 percent of the Investment Funds in this strategy have gated redemptions, which are expected to be lifted within 12 to 36 months. In addition, approximately 8 percent of the Investment Funds in this strategy are classified as Level 3 investments due to liquidity provisions on a greater than quarterly basis. The remaining approximately 88 percent of the Investment Funds in this strategy can be

               SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 JUNE 30, 2011

redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

Relative value strategies seek to take advantage of specific pricing anomalies, while also seeking to maintain minimal exposure to systematic market risk. This may be achieved by purchasing one security previously believed to be undervalued, while selling short another security perceived to be overvalued. Relative value arbitrage strategies include equity market neutral, statistical arbitrage, convertible arbitrage, and fixed income arbitrage. Some investment managers classified as multi-strategy relative value arbitrage use a combination of these substrategies. Generally, the Investment Funds within this strategy have monthly to quarterly liquidity, subject to a 30 to 90 day notice period. Investment Funds in this strategy, representing approximately 1 percent in this strategy, are illiquid side pocket investments with suspended redemptions. The remaining approximately 99 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

The Company follows the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the Company determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances.

The guidance also provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price.

A financial instrument's level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes "observable" requires significant judgment by the Adviser. The Adviser considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

               SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 JUNE 30, 2011

The following is a summary of the inputs used as of June 30, 2011, in valuing the Company's assets carried at fair value:

                                                                               LEVEL 2          LEVEL 3
                                         TOTAL FAIR VALUE                    SIGNIFICANT      SIGNIFICANT
                                                AT            LEVEL 1        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                                JUNE 30, 2011    QUOTED PRICES      INPUTS          INPUTS
----------------------------------------------------------------------------------------------------------
Investments in Investment Funds
  Directional Equity                     $    201,273,939  $          --   $  162,940,616    $  38,333,323
  Directional Macro                            28,338,452             --       27,881,123          457,329
  Event Driven                                501,828,859             --      439,972,093       61,856,766
Relative Value                                787,635,621             --      780,293,852        7,341,769
----------------------------------------------------------------------------------------------------------
Total Investments in Investment Funds    $  1,519,076,871  $          --   $1,411,087,684    $ 107,989,187
----------------------------------------------------------------------------------------------------------

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

                                                   NET CHANGE IN
                                                   UNREALIZED                                    TRANSFERS IN
                     BALANCE AS OF   NET REALIZED  APPRECIATION /                               AND/OR (OUT) OF  BALANCE AS OF
INVESTMENT STRATEGY  MARCH 31, 2011  GAIN/(LOSS)   DEPRECIATION    PURCHASES         SALES        LEVEL 3 *      JUNE 30, 2011
------------------------------------------------------------------------------------------------------------------------------
Directional Equity   $   38,843,939  $      3,639  $  (1,167,900)  $ 674,911  $       (21,266)  $         --     $  38,333,323
Directional Macro           468,492            --        (11,163)            --            --             --           457,329
Event Driven             86,815,155       275,280     (1,019,852)    19,080,056   (34,030,640)    (9,263,233)**     61,856,766
Relative Value            7,359,642     1,741,492     (1,759,365)     7,009,715    (7,009,715)            --         7,341,769
------------------------------------------------------------------------------------------------------------------------------
Total                $  133,487,228  $  2,020,411  $  (3,958,280)  $ 26,764,682  $(41,061,621)  $ (9,263,233)    $ 107,989,187
------------------------------------------------------------------------------------------------------------------------------

----------
* The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table above.

** Amount is a transfer of one Investment Fund out of Level 3. The transfer is due to the change in the Investment Fund's lockup period.

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of June 30, 2011 is $(2,304,669).

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

By (Signature and Title)* /s/ Raymond Nolte
                          ------------------------
                          Raymond Nolte, President
                          (principal executive officer)

Date August 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Raymond Nolte
                         ------------------------
                         Raymond Nolte, President
                         (principal executive officer)

Date August 15, 2011

By (Signature and Title)* /s/ Robert Phillips
                          -----------------------------------------------------
                          Robert Phillips, Treasurer and Principal Financial Officer (principal financial officer)

Date August 15, 2011

----------
* Print the name and title of each signing officer under his or her signature.